Quarterly Holdings Report
for
Fidelity® Series Blue Chip Growth Fund
October 31, 2021
XS1-NPRT1-1221
1.967991.107
Common Stocks - 97.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 14.6%
Entertainment - 2.9%
Endeavor Group Holdings, Inc. (a)(b)	97,900	2,631,552
Endeavor Group Holdings, Inc. (c)	320,752	8,621,814
Endeavor Group Holdings, Inc. Class A (d)	92,536	2,487,368
Netflix, Inc. (a)	143,824	99,283,145
Roblox Corp. (a)(b)	75,400	6,335,108
Roku, Inc. Class A (a)	25,955	7,913,680
Sea Ltd. ADR (a)	177,531	60,994,326
Universal Music Group NV	21,000	609,692
		188,876,685
Interactive Media & Services - 11.4%
Alphabet, Inc. Class A (a)	137,213	406,276,716
Bumble, Inc.	48,000	2,520,960
Cars.com, Inc. (a)	47,800	622,356
fuboTV, Inc. (a)	22,100	658,801
Kuaishou Technology Class B (c)	269,200	3,581,030
Match Group, Inc. (a)	58,163	8,769,817
Meta Platforms, Inc. Class A (a)	745,710	241,289,385
Snap, Inc. Class A (a)	1,003,600	52,769,288
Tencent Holdings Ltd.	261,700	15,919,157
Yandex NV Series A (a)	19,400	1,607,096
Zoominfo Technologies, Inc. (a)	46,100	3,098,842
		737,113,448
Media - 0.2%
Criteo SA sponsored ADR (a)	180,600	5,967,024
DISH Network Corp. Class A (a)	183,600	7,540,452
		13,507,476
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	38,634	4,444,069
TOTAL COMMUNICATION SERVICES		943,941,678
CONSUMER DISCRETIONARY - 30.6%
Automobiles - 4.4%
Arrival SA (d)	49	810
Ford Motor Co.	368,600	6,295,688
General Motors Co. (a)	181,600	9,884,488
Hyundai Motor Co.	6,600	1,174,396
Kia Corp.	20,030	1,454,144
Li Auto, Inc. Class A (a)	75,800	1,278,190
Neutron Holdings, Inc. (a)(d)(e)	691,699	89,921
NIO, Inc. sponsored ADR (a)	79,000	3,113,390
Rad Power Bikes, Inc. (d)(e)	110,210	1,056,231
Tesla, Inc. (a)	217,035	241,776,990
XPeng, Inc.:
ADR (a)	339,400	15,826,222
Class A	58,300	1,352,777
		283,303,247
Diversified Consumer Services - 0.2%
Duolingo, Inc. (a)	5,700	990,033
FSN E-Commerce Ventures Private Ltd. (a)(d)	818,460	10,441,630
Mister Car Wash, Inc.	100,400	1,841,336
		13,272,999
Hotels, Restaurants & Leisure - 3.9%
Airbnb, Inc. Class A	338,900	57,836,674
Caesars Entertainment, Inc. (a)	325,273	35,604,383
Chipotle Mexican Grill, Inc. (a)	12,342	21,956,788
Churchill Downs, Inc.	32,252	7,417,960
DraftKings, Inc. Class A (a)(b)	64,300	2,995,737
Dutch Bros, Inc. (b)	48,400	3,690,016
Evolution AB (c)	32,900	5,321,924
Expedia, Inc. (a)	61,784	10,157,907
F45 Training Holdings, Inc.	32,200	442,106
First Watch Restaurant Group, Inc. (b)	34,300	740,194
Flutter Entertainment PLC (a)	5,800	1,094,991
Hilton Worldwide Holdings, Inc. (a)	84,000	12,091,800
Marriott International, Inc. Class A (a)	103,400	16,546,068
MGM Resorts International	122,000	5,753,520
Penn National Gaming, Inc. (a)	936,243	67,034,999
Rush Street Interactive, Inc. (a)	31,600	636,108
Vail Resorts, Inc.	10,476	3,611,182
		252,932,357
Household Durables - 0.6%
D.R. Horton, Inc.	41,500	3,704,705
Lennar Corp. Class A	40,260	4,023,182
Sonos, Inc. (a)	65,300	2,130,086
Tempur Sealy International, Inc.	167,500	7,448,725
Toll Brothers, Inc.	42,200	2,539,174
TRI Pointe Homes, Inc. (a)	98,000	2,370,620
Tupperware Brands Corp. (a)(b)	647,700	14,404,848
		36,621,340
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc. (a)	121,480	409,682,796
BHG Group AB (a)	88,600	1,019,808
Cazoo Group Ltd.	562,851	4,711,063
Chewy, Inc. (a)(b)	114,800	8,701,840
Coupang, Inc. Class A (a)(b)	78,600	2,339,136
Deliveroo PLC Class A (a)(c)	1,028,600	3,804,987
Delivery Hero AG (a)(c)	23,800	2,959,002
eBay, Inc.	228,700	17,545,864
Etsy, Inc. (a)	32,800	8,222,632
Farfetch Ltd. Class A (a)	700	27,447
Global-e Online Ltd. (a)	74,600	4,316,356
Overstock.com, Inc. (a)(b)	27,700	2,637,871
The Original BARK Co. (d)	240,617	1,770,941
The Original BARK Co. Class A (a)(b)	163,700	1,204,832
thredUP, Inc. (a)(b)	48,400	1,047,376
Vivid Seats, Inc. Class A (b)	147,600	1,992,600
Wayfair LLC Class A (a)	166,588	41,497,071
Zomato Ltd. (d)	3,149,000	4,697,663
		518,179,285
Leisure Products - 0.1%
Peloton Interactive, Inc. Class A (a)	56,252	5,143,683
Multiline Retail - 0.2%
Dollar Tree, Inc. (a)	27,100	2,920,296
Kohl's Corp.	67,600	3,280,628
Ollie's Bargain Outlet Holdings, Inc. (a)	65,700	4,445,262
Target Corp.	24,400	6,334,728
		16,980,914
Specialty Retail - 6.2%
American Eagle Outfitters, Inc. (b)	992,200	23,554,828
Aritzia, Inc. (a)	229,800	9,050,139
Auto1 Group SE (c)	35,700	1,403,153
Bath & Body Works, Inc.	117,400	8,111,166
Boot Barn Holdings, Inc. (a)	24,100	2,518,209
Burlington Stores, Inc. (a)	37,903	10,472,220
Carvana Co. Class A (a)	147,831	44,819,403
Citi Trends, Inc. (a)(b)	35,500	2,746,280
Dick's Sporting Goods, Inc.	107,900	13,402,259
Fanatics, Inc. Class A (d)(e)	159,285	7,545,330
Five Below, Inc. (a)	56,184	11,085,103
Floor & Decor Holdings, Inc. Class A (a)	82,940	11,273,205
Gap, Inc.	126,300	2,865,747
JD Sports Fashion PLC	158,900	2,365,993
Lowe's Companies, Inc.	410,306	95,937,749
RH (a)(b)	173,704	114,580,370
Signet Jewelers Ltd. (b)	71,400	6,367,452
The Children's Place, Inc. (a)(b)	58,100	4,815,909
The Home Depot, Inc.	21,300	7,918,062
TJX Companies, Inc.	81,400	5,330,886
Victoria's Secret & Co. (a)	299,027	15,091,893
Volta, Inc. (a)	118,803	967,056
Warby Parker, Inc. (a)(b)	13,200	712,800
		402,935,212
Textiles, Apparel & Luxury Goods - 7.0%
Allbirds, Inc. (a)(d)	40,405	509,103
Capri Holdings Ltd. (a)	587,800	31,294,472
Crocs, Inc. (a)	200,784	32,416,577
Deckers Outdoor Corp. (a)	44,195	17,470,725
Dr. Martens Ltd. (a)	277,800	1,402,116
Hermes International SCA	1,401	2,219,602
Levi Strauss & Co. Class A (b)	36,200	947,716
lululemon athletica, Inc. (a)	568,374	264,867,968
LVMH Moet Hennessy Louis Vuitton SE	7,661	6,007,156
Moncler SpA	60,623	4,353,381
NIKE, Inc. Class B	288,613	48,282,069
On Holding AG	49,800	1,701,168
Puma AG	30,200	3,745,972
PVH Corp.	181,420	19,834,649
Samsonite International SA (a)(c)	1,161,000	2,500,914
Tapestry, Inc.	270,600	10,547,988
Tory Burch LLC (a)(d)(e)(f)	106,817	8,117,024
Under Armour, Inc. Class A (sub. vtg.) (a)	97,700	2,145,492
		458,364,092
TOTAL CONSUMER DISCRETIONARY		1,987,733,129
CONSUMER STAPLES - 0.5%
Beverages - 0.2%
Celsius Holdings, Inc. (a)(b)	116,600	11,254,232
Food & Staples Retailing - 0.0%
Blink Health, Inc. Series A1 (d)(e)	6,283	239,885
Costco Wholesale Corp.	4,200	2,064,468
Sweetgreen, Inc. warrants 1/21/26 (a)(d)(e)	41,359	163,368
Zur Rose Group AG (a)	3,920	1,391,437
		3,859,158
Food Products - 0.0%
AppHarvest, Inc. (d)	144,569	870,305
Sovos Brands, Inc.	34,800	562,368
		1,432,673
Personal Products - 0.2%
Olaplex Holdings, Inc.	119,600	3,338,036
The Beauty Health Co. (a)	31,500	865,305
The Honest Co., Inc.	841,111	7,619,204
		11,822,545
Tobacco - 0.1%
Altria Group, Inc.	91,900	4,053,709
JUUL Labs, Inc. Class B (a)(d)(e)	2,450	124,289
Swedish Match Co. AB	278,000	2,446,581
		6,624,579
TOTAL CONSUMER STAPLES		34,993,187
ENERGY - 1.7%
Energy Equipment & Services - 0.0%
Fluence Energy, Inc.	43,400	1,543,738
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd.	24,200	1,028,539
Cenovus Energy, Inc. (Canada)	196,700	2,352,262
Cheniere Energy, Inc.	29,300	3,029,620
Coterra Energy, Inc.	32,400	690,768
Devon Energy Corp.	79,000	3,166,320
Diamondback Energy, Inc.	81,400	8,725,266
EOG Resources, Inc.	107,000	9,893,220
Hess Corp.	156,700	12,938,719
Phillips 66 Co.	60,700	4,539,146
Pioneer Natural Resources Co.	30,400	5,684,192
Range Resources Corp. (a)	236,000	5,503,520
Reliance Industries Ltd.	70,728	1,795,164
Reliance Industries Ltd.	1,088,421	36,828,867
Reliance Industries Ltd. sponsored GDR (c)	65,700	4,467,600
Tourmaline Oil Corp.	36,800	1,330,045
Valero Energy Corp.	57,300	4,431,009
		106,404,257
TOTAL ENERGY		107,947,995
FINANCIALS - 1.6%
Banks - 0.5%
Bancorp, Inc., Delaware (a)	10,700	326,885
Bank of America Corp.	147,100	7,028,438
Kotak Mahindra Bank Ltd. (a)	118,376	3,207,784
Silvergate Capital Corp. (a)	9,000	1,409,580
Wells Fargo & Co.	386,100	19,752,876
		31,725,563
Capital Markets - 0.5%
Charles Schwab Corp.	43,100	3,535,493
Coinbase Global, Inc. (a)	21,100	6,739,762
ESS Tech, Inc. (d)	178,663	2,894,341
Goldman Sachs Group, Inc.	22,600	9,341,710
Morgan Stanley	90,500	9,301,590
Switchback II Corp. Class A (a)(b)	300,700	3,016,021
		34,828,917
Consumer Finance - 0.4%
American Express Co.	67,400	11,712,772
LendingClub Corp. (a)	264,600	12,161,016
		23,873,788
Diversified Financial Services - 0.2%
Ant International Co. Ltd. Class C (a)(d)(e)	1,568,556	3,372,395
WeWork, Inc. (a)(b)	380,300	3,882,863
WeWork, Inc. (d)	441,635	4,058,184
		11,313,442
Insurance - 0.0%
Goosehead Insurance (b)	8,300	1,197,690
TOTAL FINANCIALS		102,939,400
HEALTH CARE - 7.6%
Biotechnology - 2.3%
Adagio Theraputics, Inc.	119,000	3,479,560
ADC Therapeutics SA (a)	67,500	1,956,825
Allakos, Inc. (a)	30,730	3,090,823
Alnylam Pharmaceuticals, Inc. (a)	102,481	16,351,868
Annexon, Inc. (a)	75,200	1,226,512
Arcutis Biotherapeutics, Inc. (a)	88,800	1,880,784
Argenx SE ADR (a)	13,837	4,178,221
Ascendis Pharma A/S sponsored ADR (a)	145,496	22,058,649
Avidity Biosciences, Inc. (a)	36,700	825,750
BioAtla, Inc.	16,100	470,603
Bolt Biotherapeutics, Inc.	33,100	433,279
Century Therapeutics, Inc.	34,200	768,474
Cerevel Therapeutics Holdings (a)	74,700	3,036,555
Cibus Corp. Series C (a)(d)(e)(f)	1,376,662	2,422,925
Connect Biopharma Holdings Ltd. ADR (a)	51,500	815,760
CytomX Therapeutics, Inc. (a)(c)	137,854	817,474
Day One Biopharmaceuticals, Inc. (a)(b)	74,900	1,830,556
Erasca, Inc.	37,200	735,816
Generation Bio Co. (a)	163,122	3,419,037
Graphite Bio, Inc.	39,000	496,860
Horizon Therapeutics PLC (a)	131,799	15,804,018
Imago BioSciences, Inc.	23,800	633,556
Immunocore Holdings PLC ADR	22,050	849,366
Instil Bio, Inc. (a)	68,800	1,401,456
Intellia Therapeutics, Inc. (a)	9,000	1,196,820
Janux Therapeutics, Inc.	33,500	815,725
Karuna Therapeutics, Inc. (a)	40,000	5,615,200
Moderna, Inc. (a)	58,800	20,298,348
Monte Rosa Therapeutics, Inc.	34,300	804,335
Natera, Inc. (a)	10,700	1,225,899
Nuvalent, Inc. Class A (a)	23,700	578,991
Passage Bio, Inc. (a)	41,600	362,752
Prelude Therapeutics, Inc. (a)	33,900	595,962
Recursion Pharmaceuticals, Inc. (a)(b)	65,200	1,248,580
Regeneron Pharmaceuticals, Inc. (a)	10,100	6,463,394
Relay Therapeutics, Inc. (a)	40,500	1,346,625
Revolution Medicines, Inc. (a)	74,000	2,177,820
Seagen, Inc. (a)	4,500	793,485
Shattuck Labs, Inc.	24,800	478,640
Taysha Gene Therapies, Inc. (a)	23,300	364,412
Tenaya Therapeutics, Inc. (a)	41,000	1,054,110
TG Therapeutics, Inc. (a)	25,800	805,476
Turning Point Therapeutics, Inc. (a)	50,549	2,101,827
Twist Bioscience Corp. (a)	4,900	582,120
Tyra Biosciences, Inc.	28,200	631,398
Vaxcyte, Inc. (a)	45,500	1,064,700
Verve Therapeutics, Inc.	59,000	2,737,010
Xencor, Inc. (a)	84,618	3,347,488
Zai Lab Ltd. ADR (a)	24,064	2,512,282
		148,188,126
Health Care Equipment & Supplies - 2.6%
Axonics Modulation Technologies, Inc. (a)	65,320	4,791,222
Boston Scientific Corp. (a)	101,300	4,369,069
CryoPort, Inc. (a)	16,700	1,361,718
Danaher Corp.	51,200	15,962,624
DexCom, Inc. (a)	59,715	37,214,985
Figs, Inc. Class A (a)(b)	66,600	2,238,426
InMode Ltd. (a)	93,800	8,886,612
Insulet Corp. (a)	94,198	29,203,264
Intuitive Surgical, Inc. (a)	81,738	29,518,044
Outset Medical, Inc. (a)	32,300	1,720,621
Shockwave Medical, Inc. (a)(b)	126,633	27,061,472
Sight Sciences, Inc.	22,600	609,522
Tandem Diabetes Care, Inc. (a)	49,417	6,737,020
The Cooper Companies, Inc.	3,200	1,334,144
		171,008,743
Health Care Providers & Services - 0.5%
1Life Healthcare, Inc. (a)	84,959	1,840,212
agilon health, Inc. (a)	82,200	2,013,900
Alignment Healthcare, Inc. (a)	145,747	2,894,535
Cano Health, Inc. (a)	139,600	1,534,204
Guardant Health, Inc. (a)	53,180	6,210,892
Humana, Inc.	4,409	2,042,072
LifeStance Health Group, Inc.	51,400	615,772
Oak Street Health, Inc. (a)	17,100	807,633
Owens & Minor, Inc.	50,800	1,822,704
Surgery Partners, Inc. (a)	41,100	1,690,854
UnitedHealth Group, Inc.	27,100	12,478,737
		33,951,515
Health Care Technology - 0.1%
Certara, Inc.	50,700	2,094,417
Definitive Healthcare Corp.	10,000	401,400
Doximity, Inc. (b)	25,300	1,757,844
GoodRx Holdings, Inc. (a)(b)	68,900	3,072,940
Medlive Technology Co. Ltd.	242,000	1,195,226
MultiPlan Corp. warrants 12/31/99 (a)(d)	24,206	12,603
		8,534,430
Life Sciences Tools & Services - 0.7%
10X Genomics, Inc. (a)	48,533	7,826,917
23andMe Holding Co. Class B	447,532	4,927,551
Absci Corp.	72,000	1,056,240
Avantor, Inc. (a)	163,500	6,602,130
Bio-Rad Laboratories, Inc. Class A (a)	5,200	4,132,336
Eurofins Scientific SA	17,000	2,003,325
Joinn Laboratories China Co. Ltd. (H Shares) (c)	27,440	355,145
Maravai LifeSciences Holdings, Inc.	177,200	7,493,788
Nanostring Technologies, Inc. (a)	56,100	2,709,630
Olink Holding AB ADR (a)	77,300	2,485,968
Seer, Inc.	18,500	683,020
Stevanato Group SpA	26,400	677,688
Thermo Fisher Scientific, Inc.	3,500	2,215,745
		43,169,483
Pharmaceuticals - 1.4%
Antengene Corp. (c)	809,300	1,073,450
Arvinas Holding Co. LLC (a)	7,700	666,666
Chiasma, Inc. warrants 12/16/24 (a)(e)	23,784	0
DICE Therapeutics, Inc.	11,500	369,150
Eli Lilly & Co.	142,879	36,399,854
GH Research PLC	32,300	817,513
Intra-Cellular Therapies, Inc. (a)	101,800	4,384,526
Longboard Pharmaceuticals, Inc. (a)	59,031	439,781
Nuvation Bio, Inc. (d)	142,573	1,307,394
OptiNose, Inc. (a)(b)	287,079	760,759
Pharvaris BV	27,600	489,624
Zoetis, Inc. Class A	186,779	40,381,620
		87,090,337
TOTAL HEALTH CARE		491,942,634
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.3%
Airbus Group NV (a)	30,000	3,848,461
Axon Enterprise, Inc. (a)	9,888	1,779,444
Howmet Aerospace, Inc.	141,300	4,195,197
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	22,703	9,535,033
Class C (a)(d)(e)	686	288,113
		19,646,248
Building Products - 0.2%
Builders FirstSource, Inc. (a)	109,841	6,400,435
Carrier Global Corp.	78,000	4,073,940
The AZEK Co., Inc. (a)	58,800	2,157,372
		12,631,747
Commercial Services & Supplies - 0.2%
ACV Auctions, Inc. Class A (a)(b)	412,634	8,033,984
Driven Brands Holdings, Inc.	40,400	1,311,788
Li-Cycle Holdings Corp. (a)	154,700	2,001,818
		11,347,590
Construction & Engineering - 0.0%
Dycom Industries, Inc. (a)	41,607	3,304,428
Electrical Equipment - 0.4%
Acuity Brands, Inc.	80,300	16,496,029
Array Technologies, Inc.	186,400	3,979,640
Contemporary Amperex Technology Co. Ltd.	7,700	768,371
Generac Holdings, Inc. (a)	1,900	947,264
Sunrun, Inc. (a)	107,795	6,217,616
		28,408,920
Industrial Conglomerates - 0.2%
General Electric Co.	99,550	10,439,809
Machinery - 0.2%
AutoStore Holdings Ltd.	793,700	3,128,143
Deere & Co.	14,200	4,860,802
Proterra, Inc. Class A (a)	189,500	2,124,295
		10,113,240
Professional Services - 0.2%
First Advantage Corp.	69,888	1,306,906
KBR, Inc.	56,900	2,414,836
Otonomo Technologies Ltd. (d)	7,057	34,156
Recruit Holdings Co. Ltd.	41,200	2,740,584
Sterling Check Corp.	52,100	1,117,545
Upwork, Inc. (a)	83,000	3,910,960
YourPeople, Inc. (a)(e)	761,041	6,241
		11,531,228
Road & Rail - 3.8%
Avis Budget Group, Inc. (a)	55,500	9,618,705
Lyft, Inc. (a)(b)	2,886,007	132,381,141
TuSimple Holdings, Inc. (a)(b)	107,500	4,205,400
Uber Technologies, Inc. (a)	2,351,375	103,037,253
		249,242,499
TOTAL INDUSTRIALS		356,665,709
INFORMATION TECHNOLOGY - 33.9%
Electronic Equipment & Components - 0.0%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	437,000	1,679,260
IT Services - 3.6%
Adyen BV (a)(c)	600	1,810,386
Affirm Holdings, Inc. (b)	15,500	2,518,750
Cloudflare, Inc. (a)	48,180	9,381,610
Cyxtera Technologies, Inc. (d)	129,511	1,287,339
Digitalocean Holdings, Inc. (a)(b)	244,100	23,821,719
Dlocal Ltd.	84,600	4,103,946
Endava PLC ADR (a)	40,924	6,484,817
Flywire Corp. (a)	29,900	1,418,456
Globant SA (a)	3,700	1,181,003
Marqeta, Inc. Class A (b)	27,500	841,500
MongoDB, Inc. Class A (a)	15,380	8,017,440
Payfare, Inc. (a)	103,000	742,372
PayPal Holdings, Inc. (a)	304,762	70,884,594
Remitly Global, Inc.	10,300	315,386
Shopify, Inc. Class A (a)	19,814	28,930,425
Snowflake Computing, Inc. (a)	15,424	5,457,628
Square, Inc. (a)	131,100	33,364,950
TaskUs, Inc.	76,200	4,411,980
TDCX, Inc. ADR	49,039	1,406,439
Thoughtworks Holding, Inc. (b)	57,900	1,672,731
Toast, Inc. (b)	15,100	803,622
Twilio, Inc. Class A (a)	79,670	23,212,651
		232,069,744
Semiconductors & Semiconductor Equipment - 9.9%
Advanced Micro Devices, Inc. (a)	5,300	637,219
ASML Holding NV	5,800	4,714,704
Cirrus Logic, Inc. (a)	91,900	7,426,439
Enphase Energy, Inc. (a)	28,200	6,531,966
GlobalFoundries, Inc.	110,200	5,371,148
Marvell Technology, Inc.	2,539,579	173,961,162
NVIDIA Corp.	1,255,596	321,018,229
NXP Semiconductors NV	404,235	81,194,642
ON Semiconductor Corp. (a)	123,700	5,946,259
Silergy Corp.	10,000	1,644,820
SiTime Corp. (a)	6,500	1,721,785
Synaptics, Inc. (a)	33,400	6,498,638
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	50,400	5,730,480
Teradyne, Inc.	116,000	16,035,840
Wolfspeed, Inc. (a)	28,800	3,459,168
		641,892,499
Software - 12.5%
Adobe, Inc. (a)	105,671	68,724,192
Amplitude, Inc. (a)	55,700	4,137,953
AppLovin Corp. (a)(b)	90,700	8,911,275
Atlassian Corp. PLC (a)	17,200	7,879,836
Atom Tickets LLC (a)(d)(e)(f)	344,068	203,000
Avalara, Inc. (a)	17,600	3,161,664
AvidXchange Holdings, Inc.	25,000	555,750
Bill.Com Holdings, Inc. (a)	8,200	2,413,342
Cadence Design Systems, Inc. (a)	37,500	6,491,625
Cipher Mining, Inc. (d)	363,446	2,856,686
Clearwater Analytics Holdings, Inc.	23,600	530,528
Confluent, Inc. (b)	45,000	3,057,750
Copperleaf Technologies, Inc.	29,800	623,402
Coupa Software, Inc. (a)	30,914	7,039,118
Crowdstrike Holdings, Inc. (a)(b)	20,700	5,833,260
Datadog, Inc. Class A (a)	5,500	918,775
DocuSign, Inc. (a)	49,000	13,636,210
DoubleVerify Holdings, Inc. (a)	101,600	4,016,248
DoubleVerify Holdings, Inc. (c)	220,931	8,733,402
EngageSmart, Inc.	21,100	707,483
Epic Games, Inc. (a)(d)(e)	1,076	912,997
ForgeRock, Inc.	18,100	534,312
Fortinet, Inc. (a)	4,200	1,412,628
Freshworks, Inc. (b)	68,700	3,452,175
GitLab, Inc.	5,300	594,660
HubSpot, Inc. (a)	25,592	20,735,406
Intuit, Inc.	31,600	19,781,284
IonQ, Inc. (d)	168,100	2,528,224
Lightspeed Commerce, Inc. (Canada) (a)	136,283	13,283,628
Microsoft Corp.	1,216,700	403,482,054
Monday.com Ltd.	4,100	1,524,503
Palo Alto Networks, Inc. (a)	1,400	712,726
Procore Technologies, Inc. (a)(b)	6,100	557,845
Riskified Ltd. (a)	21,600	417,744
Riskified Ltd.:
Class A	96,275	1,768,861
Class B	192,550	3,537,721
Salesforce.com, Inc. (a)	368,470	110,426,774
SentinelOne, Inc. (b)	90,200	5,989,280
ServiceNow, Inc. (a)	9,323	6,505,216
Similarweb Ltd. (a)	52,700	1,013,948
Sinch AB (a)(c)	32,000	606,800
Stripe, Inc. Class B (a)(d)(e)	19,900	798,488
Stronghold Digital Mining, Inc. Class A	40,400	1,109,384
Taboola.com Ltd.	783,089	6,985,545
Tanium, Inc. Class B (a)(d)(e)	151,000	1,919,210
Telos Corp.	51,400	1,331,774
Teradata Corp. (a)	26,700	1,510,152
The Trade Desk, Inc. (a)	65,950	4,940,315
UiPath, Inc. Class A (a)(b)	99,800	5,014,950
Volue A/S	322,584	2,256,740
Workday, Inc. Class A (a)	39,800	11,541,204
Zoom Video Communications, Inc. Class A (a)	102,800	28,234,020
		815,852,067
Technology Hardware, Storage & Peripherals - 7.9%
Apple, Inc.	3,411,036	510,973,187
TOTAL INFORMATION TECHNOLOGY		2,202,466,757
MATERIALS - 1.1%
Chemicals - 0.7%
Albemarle Corp. U.S.	15,200	3,807,144
CF Industries Holdings, Inc.	112,900	6,412,720
Corbion NV	1,000	47,512
Corteva, Inc.	71,800	3,098,170
Nutrien Ltd.	212,100	14,824,378
Olin Corp.	53,800	3,065,524
The Chemours Co. LLC	110,007	3,082,396
The Mosaic Co.	193,400	8,039,638
		42,377,482
Construction Materials - 0.0%
Eagle Materials, Inc.	22,000	3,263,920
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	555,200	20,942,144
Gatos Silver, Inc.	159,000	1,923,900
		22,866,044
Paper & Forest Products - 0.1%
West Fraser Timber Co. Ltd.	43,100	3,450,856
TOTAL MATERIALS		71,958,302
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lamar Advertising Co. Class A	11,500	1,301,800
Simon Property Group, Inc.	25,100	3,679,158
		4,980,958
Real Estate Management & Development - 0.0%
Opendoor Technologies, Inc. (a)(b)	87,800	2,081,738
TOTAL REAL ESTATE		7,062,696
UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	24,900	1,031,330
TOTAL COMMON STOCKS (Cost $2,325,678,158)		6,308,682,817

Preferred Stocks - 2.8%
	Shares	Value ($)
Convertible Preferred Stocks - 2.6%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc.:
Series C(a)(d)	1,477,502	2,259,913
Series D(a)(d)	402,931	616,303
		2,876,216
CONSUMER DISCRETIONARY - 1.0%
Automobiles - 0.6%
Bird Rides, Inc. (d)	251,219	2,969,577
Rad Power Bikes, Inc.:
Series A(d)(e)	14,368	137,700
Series C(d)(e)	56,537	541,839
Rivian Automotive, Inc.:
Series E(a)(d)	399,926	24,423,481
Series F(d)	119,569	7,302,079
		35,374,676
Hotels, Restaurants & Leisure - 0.1%
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	32,826	6,583,583

Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (d)(e)	19,600	7,614,404
Instacart, Inc.:
Series H(d)(e)	31,105	3,606,625
Series I(d)(e)	13,960	1,618,662
Reddit, Inc.:
Series B(a)(d)(e)	129,280	7,988,780
Series E(d)(e)	5,005	309,281
		21,137,752
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc.:
Series A(a)(d)	15,945	200,907
Series B(a)(d)	2,800	35,280
Series C(a)(d)	26,775	337,365
Series Seed(a)(d)	8,575	108,045
		681,597
TOTAL CONSUMER DISCRETIONARY		63,777,608

CONSUMER STAPLES - 0.7%
Food & Staples Retailing - 0.2%
Blink Health, Inc. Series C (a)(d)(e)	27,197	1,038,381
Sweetgreen, Inc.:
Series H(a)(d)(e)	725,140	9,535,591
Series J(d)(e)	41,359	543,871
		11,117,843
Food Products - 0.0%
AgBiome LLC Series C (a)(d)(e)	266,499	1,579,750

Tobacco - 0.5%
JUUL Labs, Inc.:
Series C(a)(d)(e)	660,029	33,483,271
Series D(a)(d)(e)	5,110	259,230
		33,742,501
TOTAL CONSUMER STAPLES		46,440,094

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series B (a)(d)(e)	1,069	700,398

INDUSTRIALS - 0.4%
Aerospace & Defense - 0.4%
Space Exploration Technologies Corp.:
Series G(a)(d)(e)	42,650	17,912,574
Series H(a)(d)(e)	6,348	2,666,097
Series N(a)(d)(e)	12,799	5,375,452
		25,954,123
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	12,033	881,658

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (d)(e)	2,947	1,401,845

TOTAL INDUSTRIALS		28,237,626

INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (d)(e)	140,500	1,123,438

Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (d)(e)	1,441,706	1,598,396

IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	307,049	9,617
ByteDance Ltd. Series E1 (d)(e)	37,119	4,614,634
		4,624,251
Software - 0.3%
Databricks, Inc. Series G (d)(e)	17,300	3,813,827
Dataminr, Inc. Series D (a)(d)(e)	115,901	5,050,966
Delphix Corp. Series D (a)(d)(e)	242,876	1,551,978
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	922,232	9
Malwarebytes Corp. Series B (a)(d)(e)	329,349	7,644,190
Nuvia, Inc. Series B (a)(d)	181,697	148,486
Stripe, Inc. Series H (d)(e)	8,700	349,088
		18,558,544
TOTAL INFORMATION TECHNOLOGY		25,904,629

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	125,000	2,883,750

TOTAL CONVERTIBLE PREFERRED STOCKS		170,820,321
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (a)(d)(e)	12,405,800	1,612,754
Waymo LLC Series A2 (a)(d)(e)	15,200	1,394,174
		3,006,928
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	9,636	6,313,411

TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,320,339
TOTAL PREFERRED STOCKS (Cost $80,461,021)		180,140,660

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
4% 5/22/27 (d)(e)	433,800	433,800
4% 6/12/27 (d)(e)	115,200	115,200
		549,000
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (d)(e)(h)	110,200	110,200
TOTAL CONVERTIBLE BONDS (Cost $659,200)		659,200

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e) (Cost $613,815)	613,815	613,815

Money Market Funds - 1.8%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	13,160,161	13,162,793
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	105,942,709	105,953,303
TOTAL MONEY MARKET FUNDS (Cost $119,116,096)		119,116,096

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $2,526,528,290)	6,609,212,588
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(117,022,018)
NET ASSETS - 100.0%	6,492,190,570

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $46,057,081 or 0.7% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $253,958,631 or 3.9% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
AgBiome LLC Series C	6/29/18	1,687,925
Allbirds, Inc.	10/09/18	443,128
Allbirds, Inc. Series A	10/09/18	174,871
Allbirds, Inc. Series B	10/09/18	30,708
Allbirds, Inc. Series C	10/09/18	293,646
Allbirds, Inc. Series Seed	10/09/18	94,043
Ant International Co. Ltd. Class C	5/16/18	5,978,358
AppHarvest, Inc.	1/29/21	1,445,690
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Arrival SA	3/24/21	490
Atom Tickets LLC	8/15/17	2,113,119
Beta Technologies, Inc. Series A	4/09/21	881,658
Bird Rides, Inc.	2/12/21	1,315,830
Blink Health, Inc. Series A1	12/30/20	170,206
Blink Health, Inc. Series C	11/07/19 - 1/21/21	1,038,273
ByteDance Ltd. Series E1	11/18/20	4,067,284
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	3,185,523
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	440,268
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	110,200
Cibus Corp. Series C	2/16/18 - 6/23/21	2,467,432
Cipher Mining, Inc.	3/04/21	3,634,460
Cyxtera Technologies, Inc.	2/21/21	1,295,110
Databricks, Inc. Series G	2/01/21	3,068,465
Dataminr, Inc. Series D	3/06/15	1,477,738
Delhivery Private Ltd. Series H	5/20/21	1,438,501
Delphix Corp. Series D	7/10/15	2,185,884
Diamond Foundry, Inc. Series C	3/15/21	3,000,000
Endeavor Group Holdings, Inc. Class A	3/29/21	2,220,864
Enevate Corp. Series E	1/29/21	1,598,398
Enevate Corp. 0% 1/29/23	1/29/21	613,815
Epic Games, Inc.	7/30/20	618,700
ESS Tech, Inc.	5/06/21	1,786,630
Fanatics, Inc. Class A	8/13/20	2,754,038
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	2,246,418
GoBrands, Inc. Series G	3/02/21	4,894,459
Instacart, Inc. Series H	11/13/20	1,866,300
Instacart, Inc. Series I	2/26/21	1,745,000
IonQ, Inc.	3/07/21	1,681,000
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15 - 7/06/18	0
JUUL Labs, Inc. Series D	6/25/18 - 7/06/18	0
Malwarebytes Corp. Series B	12/21/15	3,416,996
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	4,656,507
MultiPlan Corp. warrants 12/31/99	10/08/20	0
Neutron Holdings, Inc.	2/04/21	6,918
Neutron Holdings, Inc. Series 1C	7/03/18	2,268,276
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	433,800
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	115,200
Nuvation Bio, Inc.	2/10/21	1,425,730
Nuvia, Inc. Series B	3/16/21	148,486
Otonomo Technologies Ltd.	1/31/21	70,570
Rad Power Bikes, Inc.	1/21/21	531,635
Rad Power Bikes, Inc. Series A	1/21/21	69,309
Rad Power Bikes, Inc. Series C	1/21/21	272,725
Reddit, Inc. Series B	7/26/17	1,835,324
Reddit, Inc. Series E	5/18/21	212,583
Rivian Automotive, Inc. Series E	7/10/20	6,194,854
Rivian Automotive, Inc. Series F	1/19/21	4,406,118
Space Exploration Technologies Corp. Class A	4/06/17 - 9/11/17	2,534,625
Space Exploration Technologies Corp. Class C	9/11/17	92,610
Space Exploration Technologies Corp. Series G	1/20/15	3,303,669
Space Exploration Technologies Corp. Series H	8/04/17	856,980
Space Exploration Technologies Corp. Series N	8/04/20	3,455,730
Starry, Inc. Series C	12/08/17	1,362,257
Starry, Inc. Series D	7/30/20	576,191
Stripe, Inc. Class B	5/18/21	798,555
Stripe, Inc. Series H	3/15/21	349,088
Sweetgreen, Inc. warrants 1/21/26	1/21/21	0
Sweetgreen, Inc. Series H	11/09/18	9,455,826
Sweetgreen, Inc. Series J	1/21/21	707,239
Tanium, Inc. Class B	4/21/17	749,609
The Original BARK Co.	12/17/20 - 8/13/21	2,351,569
Tory Burch LLC	5/14/15	7,612,368
Waymo LLC Series A2	5/08/20	1,305,181
WeWork, Inc.	3/25/21	4,416,350
Xsight Labs Ltd. Series D	2/16/21	1,123,438
Zomato Ltd.	12/09/20 - 2/10/21	2,199,578

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	52,071,809	186,604,024	225,513,040	3,007	-	-	13,162,793	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	80,352,964	250,018,747	224,418,408	110,600	-	-	105,953,303	0.3%
Total	132,424,773	436,622,771	449,931,448	113,607	-	-	119,116,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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